Debt Obligations 8.50% Senior Notes (Details) - USD ($) $ in Millions		24 Months Ended
	Dec. 28, 2016	Dec. 14, 2018	Dec. 31, 2016
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	$ 294.0
Debt issuance costs	(6.0)
Additional debt issuance costs	$ (2.7)
Senior Notes | 8.50% Senior Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	8.50%		8.50%
Proceeds from issuance of senior long-term debt	$ 291.3
Debt instrument, redemption price, percentage	108.50%
Scenario, Forecast | Senior Notes | 8.50% Senior Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, redemption price, equity offer period		180 days
Scenario, Forecast | Senior Notes | 8.50% Senior Notes, due 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed		35.00%
Scenario, Forecast | Senior Notes | 8.50% Senior Notes, due 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument, redemption price, aggregate principal amount outstanding		65.00%